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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Aerospace/Defense: 0.8%
378,830	@	TransDigm Group, Inc.	$20,093,143
			20,093,143
		Auto Parts & Equipment: 0.6%
540,559		WABCO Holdings, Inc.	16,173,525
			16,173,525
		Banks: 10.7%
3,925,200		Bank of America Corp.	70,064,820
4,228,900	@	Citigroup, Inc.	17,127,045
245,700		Comerica, Inc.	9,346,428
227,900		Goldman Sachs Group, Inc.	38,886,577
1,741,160		JPMorgan Chase & Co.	77,916,910
2,059,000		Wells Fargo & Co.	64,076,080
			277,417,860
		Beverages: 2.8%
1,088,882		PepsiCo, Inc.	72,040,433
			72,040,433
		Biotechnology: 2.0%
851,600	@	Amgen, Inc.	50,891,616
			50,891,616
		Commercial Services: 0.8%
1,129,800	@	Quanta Services, Inc.	21,646,968
			21,646,968
		Computers: 7.1%
394,307	@	Apple, Inc.	92,634,544
738,300	@	Cognizant Technology Solutions Corp.	37,638,534
982,400		Hewlett-Packard Co.	52,214,560
			182,487,638
		Cosmetics/Personal Care: 3.8%
1,536,592		Procter & Gamble Co.	97,220,176
			97,220,176
		Distribution/Wholesale: 0.8%
357,214		Watsco, Inc.	20,318,332
			20,318,332
		Diversified Financial Services: 0.6%
1,102,173	@	Blackstone Group LP	15,430,422
			15,430,422
		Electric: 3.2%
536,459		Entergy Corp.	43,640,940
2,180,300		Great Plains Energy, Inc.	40,488,171
			84,129,111
		Electronics: 3.3%
847,900		Amphenol Corp.	35,772,901
847,191		PerkinElmer, Inc.	20,247,865
548,951	@	Thermo Fisher Scientific, Inc.	28,238,039
			84,258,805
		Engineering & Construction: 2.1%
396,800		Fluor Corp.	18,455,168
1,306,053	@	McDermott International, Inc.	35,158,947
			53,614,115
		Entertainment: 1.0%
1,382,200	L	International Game Technology	25,501,590
			25,501,590
		Food: 1.9%
1,131,500		Hershey Co.	48,439,515
			48,439,515
		Healthcare - Products: 2.0%
629,377		Covidien PLC	31,645,076
297,760		Johnson & Johnson	19,413,952
			51,059,028
		Healthcare - Services: 2.0%
799,400		Aetna, Inc.	28,066,934
362,500	@	WellPoint, Inc.	23,337,750
			51,404,684
		Insurance: 3.1%
500,485		Reinsurance Group of America, Inc.	26,285,472
837,100	@	Willis Group Holdings Ltd.	26,192,859
1,423,900		XL Capital Ltd.	26,911,710
			79,390,041
		Lodging: 2.1%
1,126,070	@, L	Las Vegas Sands Corp.	23,816,381
1,183,200		Wyndham Worldwide Corp.	30,443,736
			54,260,117
		Machinery - Diversified: 0.8%
603,937	@	AGCO Corp.	21,663,220
			21,663,220
		Media: 3.1%
2,332,806		CBS Corp. - Class B	32,519,316

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Media (continued)
595,971	@	DirecTV		$20,149,780
487,439	@	Liberty Media Corp. - Starz		26,653,165
				79,322,261
		Mining: 0.9%
299,434	L	BHP Billiton Ltd. ADR		24,050,539
				24,050,539
		Miscellaneous Manufacturing: 3.8%
4,160,285		General Electric Co.		75,717,187
638,003		Ingersoll-Rand PLC		22,247,165
				97,964,352
		Oil & Gas: 9.5%
321,235		Apache Corp.		32,605,353
1,676,615		ExxonMobil Corp.		112,299,673
1,078,108		Nexen, Inc.		26,640,049
598,941		Royal Dutch Shell PLC ADR - Class A		34,654,726
448,600	@	Transocean Ltd.		38,750,068
				244,949,869
		Oil & Gas Services: 2.2%
666,915		National Oilwell Varco, Inc.		27,063,411
486,700		Schlumberger Ltd.		30,885,982
				57,949,393
		Packaging & Containers: 2.4%
1,307,500		Packaging Corp. of America		32,177,575
510,255		Silgan Holdings, Inc.		30,732,659
				62,910,234
		Pharmaceuticals: 5.1%
808,750		Abbott Laboratories		42,604,950
3,615,117		Pfizer, Inc.		61,999,257
413,562		Teva Pharmaceutical Industries Ltd. ADR		26,087,491
				130,691,698
		Retail: 5.5%
413,800		Home Depot, Inc.		13,386,430
684,332		Macy’s, Inc.		14,897,908
1,452,500		Staples, Inc.		33,973,975
1,431,900		Wal-Mart Stores, Inc.		79,613,639
				141,871,952
		Semiconductors: 3.5%
1,504,500		Intel Corp.		33,490,170
891,375		Linear Technology Corp.		25,208,085
2,950,720		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		30,953,053
				89,651,308
		Software: 4.4%
906,900	@	Allscripts Healthcare Solutions, Inc.		17,738,964
1,055,361		Microsoft Corp.		30,890,416
2,518,551		Oracle Corp.		64,701,575
				113,330,955
		Telecommunications: 4.8%
3,357,440	@	Cisco Systems, Inc.		87,394,159
885,717		Qualcomm, Inc.		37,191,257
				124,585,416
		Transportation: 1.5%
539,280		Union Pacific Corp.		39,529,224
				39,529,224
		Total Common Stock
		(Cost $2,040,306,688)		2,534,247,540

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
$20,000,000	L, X, I	Mirant Corp. - Escrow (In Default), due 06/15/21		$—
10,000,000	X, I	Southern Energy - Escrow, due 07/15/49		—
		Total Corporate Bonds/Notes
		(Cost $-)		—
		Total Long-Term Investments
		(Cost $2,040,306,688)		2,534,247,540

Shares				Value
SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 1.8%
45,766,000		ING Institutional Prime Money Market Fund - Class I		$45,766,000
		Total Mutual Fund
		(Cost $45,765,999)		45,766,000
		Securities Lending Collateral(cc): 1.4%
37,533,093		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		37,533,093
422,017	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		337,614
		Total Securities Lending Collateral
		(Cost $37,955,110)		37,870,707
		Total Short-Term Investments
		(Cost $83,721,109)		83,636,707
		Total Investments in Securities
		(Cost $2,124,027,797)*	101.4%	$2,617,884,247
		Other Assets and Liabilities - Net	(1.4)	(36,600,747)
		Net Assets	100.0%	$2,581,283,500

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
I	Illiquid Security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $2,187,078.088.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$507,570,523
	Gross Unrealized Depreciation	(76,764,364)
	Net Unrealized Appreciation	$430,806,159

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$2,534,247,540	$—	$—	$2,534,247,540
Short-Term Investments	83,299,093	—	337,614	83,636,707
Total Investments, at value	$2,617,546,633	$—	$337,614	$2,617,884,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614
Total Investments, at value	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010